Share-Based Compensation - Compensation Expense Included in Non-Interest Expense and Related Income Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 1,280	$ 1,470	$ 2,010
Income tax benefit	93	124	331
Restricted Stock And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	18,998	14,966	12,513
Income tax benefit	3,990	2,809	4,380
Phantom Stock and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 8,141	$ 10,756	$ 12,933